U.S. SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C. 20549

                           FORM 24F-2
                Annual Notice of Securities Sold
                     Pursuant to Rule 24f-2


     1.    Name and address of issuer:
           Goldman Sachs Trust
           4900 Sears Tower
           Chicago, Illinois 60606


     2. Name of each series or class of funds for which this notice is filed:
                Goldman Sachs Adjustable Rate Government Fund
                Goldman Sachs Short Duration Government Fund
                Goldman Sachs Short Duration Tax-Free Fund
                Goldman Sachs Core Fixed Income Fund
                Goldman Sachs Government Income Fund
                Goldman Sachs Global Income Fund
                Goldman Sachs Municipal Income Fund
                Goldman Sachs High Yield Fund


     3.    Investment Company Act File Number:  811-5349

           Securities Act File Number:   33-17619

     4(a). Last day of fiscal year for which this notice is filed:
           October 31, 1997

     4(b). [   ]  Check box if this Form is being filed late (i.e., more
           than 90 calendar days after the end of the issuer s fiscal year).  (See Instruction A.2.)

Note: If the Form is being filed late, interest must be paid on the registration fee due.

     4(c). [   ]  Check box if this is the last time the issuer will be
           filing this Form.

     5.    Calculation of registration fee:

           (i)  Aggregate sale price of securities
                sold during the fiscal year pursuant
                to section 24(f):                       $1,072,182,241


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          (ii)  Aggregate price of securities
                redeemed or repurchased during the
                fiscal year:                            $783,222,080

          (iii) Aggregate price of securities
                redeemed or repurchased during
                any prior fiscal year ending no
                earlier than October 11, 1995 that
                were not previously used to reduce
                registration fees payable to the
                Commission:                             $2,994,891,362

          (iv)  Total available redemption credits
                [add Items 5(ii) and 5(iii)]:                -$3,778,113,442

          (v)   Net sales - if Item 5(i) is
                greater than Item 5(iv) [subtract
                Item 5(iv) from Item 5(i)]:                  $_____________

          (vi)  Redemption credits available
                for use in future years - if
                Item 5(i) is less than Item 5(iv)
                [subtract Item 5(iv) from Item
                5(i)]:                                       $(2,705,931,201)

          (vii) Multiplier for determining
                registration fee (See
                Instruction C.9):                            X_____________

          (viii) Registration fee due [multiply
                 Item 5(v) by Item 5(vii)]
                 (Enter  0" if no fee is due):                =$ 0



     6.   Prepaid Shares

          If the response to item 5(i) was determined by deducting an amount of securities that were registered under the Securities Act of 1933 pursuant to rule 24e-2 as in effect before October 11, 1997, then report the amount of securities (number of shares or other units) deducted here:_________. If there is a number of shares or other units that were registered pursuant to rule 24e-2 remaining unsold at the end of the fiscal year for which this form is filed that are available for use by the issuer in future fiscal years, then state that number here: _________.

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     7.   Interest due -- if this Form is being filed more than 90 days after the end of the issuer s fiscal year (see Instruction D) :

                                                            +$_____________


     8. Total of the amount of the registration fee due plus any interest due [line 5(viii) plus line 7]

                                                            =$_____________

     9. Date the registration fee and any interest payment was sent to the Commission's lockbox depository:

          Method of Delivery:

          [   ] Wire Transfer
          [   ] Mail or other means


                                     SIGNATURES

     This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.


     By (Signature and Title) *  John Perlowski
                                -----------------
                                 John Perlowski, Asst. Treasurer
                                --------------------------------

     Date:  January 27, 1998

*Please print the name and title of the signing officer below the signature